Pension and Other Post-Employment Benefits	12 Months Ended
Dec. 31, 2014
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Pension and Other Postretirement Benefits Disclosure

21.Pension and Other Post-Employment Benefits

The Company sponsors defined benefit and defined contribution plans and provides pension and other post-employment benefits (“OPEB”) to its employees in Canada and the U.S.  As of January 1, 2003, the defined benefit pension plan was closed to new entrants.  The average remaining service period of active employees participating in the defined benefit pension plan is four years.  The average remaining service period of the active employees participating in the OPEB plan is 13 years.

The Company is required to file an actuarial valuation of its pension plans with the provincial regulator at least every three years, or more frequently if directed by the regulator.  The most recent filing was dated December 31, 2013 and the next required filing is expected to be as at December 31, 2016.

The following tables set forth changes in the benefit obligations and fair value of plan assets for the Company’s defined benefit pension and other post-employment benefit plans for the years ended December 31, 2014 and 2013, as well as the funded status of the plans and amounts recognized in the Consolidated Financial Statements as at December 31, 2014 and 2013.

	Pension Benefits		OPEB
As at December 31	2014	2013	2014		2013

Change in Benefit Obligations
Projected Benefit Obligation, Beginning of Year	$287	$357	$93		$105
Service cost	3	4	10		12
Interest cost	12	12	4		4
Actuarial (gains) losses	19	(22)	14		(6)
Exchange differences	(22)	(19)	(3)		-
Employee contributions	-	-	1		-
Benefits paid	(20)	(22)	(5)		(4)
Plan amendment	-	-	-		(13)
Settlement	-	(26)	-		-
Curtailment	-	-	-		(5)
Special termination benefits	-	3	-		-
Projected Benefit Obligation, End of Year	$279	$287	$114		$93

Change in Plan Assets
Fair Value of Plan Assets, Beginning of Year	$291	$309	$-		$-
Actual return on plan assets	26	40	-		-
Exchange differences	(25)	(21)	-		-
Employee contributions	-	-	1		-
Employer contributions	2	12	4		4
Benefits paid	(20)	(22)	(5)		(4)
Transfers to defined contribution plan	(10)	-	-	-	-
Settlement	-	(26)	-		-
Special termination benefits	-	(1)	-		-
Fair Value of Plan Assets, End of Year	$264	$291	$-		$-
Funded Status of Plan Assets, End of Year	$(15)	$4	$(114)		$(93)

Total Recognized Amounts in the Consolidated Balance Sheet Consist of:
Other assets	$4	$10	$-		$-
Current liabilities	-	-	(7)		(6)
Non-current liabilities	(19)	(6)	(107)		(87)
Total	$(15)	$4	$(114)		$(93)

Total Recognized Amounts in Accumulated Other Comprehensive Income Consist of:
Net actuarial (gain) loss	$44	$37	$9		$(6)
Prior service costs	(5)	(6)	(7)		(8)
Total recognized in accumulated other comprehensive income, before tax	$39	$31	$2		$(14)

The accumulated defined benefit obligation for all defined benefit plans was $374 million as at December 31, 2014 (2013 – $362 million).  The following sets forth the defined benefit plans with accumulated benefit obligation and projected benefit obligation in excess of the plan assets fair value:

	Pension Benefits		OPEB
As at December 31	2014	2013	2014	2013

Projected Benefit Obligation	$(279)	$(87)	$(114)	$(93)
Accumulated Benefit Obligation	(260)	(72)	(114)	(93)
Fair Value of Plan Assets	260	81	-	-

Following are the weighted average assumptions used by the Company in determining the defined benefit pension and other post-employment benefit obligations:

	Pension Benefits		OPEB
As at December 31	2014	2013	2014	2013

Discount Rate	3.75%	4.50%	3.67%	4.45%
Rates of Increase in Compensation Levels	3.99%	3.99%	6.39%	6.38%

The following sets forth total benefit plan expense recognized by the Company in 2014, 2013 and 2012:

	Pension Benefits			OPEB
For the years ended December 31	2014	2013	2012	2014	2013	2012

Defined Benefit Plan Expense	$-	$21	$6	$12	$11	$18
Defined Contribution Plan Expense	34	43	44	-	-	-
Total Benefit Plans Expense	$34	$64	$50	$12	$11	$18

Of the total benefit plans expense, $36 million (2013 – $60 million; 2012 – $55 million) was included in operating expense and $10 million (2013 – $15 million; 2012 – $13 million) was included in administrative expense.

The defined periodic pension and OPEB expense are as follows:

	Pension Benefits			OPEB
For the years ended December 31	2014	2013	2012	2014	2013	2012

Current service cost	$3	$4	$5	$10	$12	$14
Interest cost	12	12	14	4	4	4
Expected return on plan assets	(15)	(16)	(28)	-	-	-
Amounts reclassified from accumulated
other comprehensive income:
Amortization of net actuarial (gains) and losses	-	11	15	(1)	-	-
Amortization of net prior service costs	-	-	-	(1)	-	-
Settlement	-	5	-	-	-	-
Curtailment	-	1	-	-	(5)	-
Special termination benefits	-	4	-	-	-	-
Total Defined Benefit Plan Expense	$-	$21	$6	$12	$11	$18

The amounts recognized in other comprehensive income are as follows:

	Pension Benefits			OPEB
For the years ended December 31	2014	2013	2012	2014	2013	2012

Net actuarial (gains) losses	$8	$(46)	$2	$14	$(6)	$(5)
Plan amendment	-	-	-	-	(13)	-
Amortization of net actuarial gains and losses	-	(11)	(15)	1	-	-
Amortization of net prior service costs	-	-	-	1	-	-
Settlement and curtailment	-	(6)	-	-	-	-
Total amounts recognized in other comprehensive (income) loss, before tax	$8	$(63)	$(13)	$16	$(19)	$(5)
Total amounts recognized in other comprehensive (income) loss, after tax	$6	$(46)	$(9)	$11	$(14)	$(4)

The estimated net actuarial loss and net prior service costs for the pension and other post-retirement plans that will be amortized from accumulated other comprehensive income into net benefit plan expense in 2015 is $2 million.

Following are the weighted average assumptions used by the Company in determining the net periodic pension and other post-retirement benefit costs for 2014, 2013 and 2012.

	Pension Benefits			OPEB
For the years ended December 31	2014	2013	2012	2014	2013	2012

Discount Rate	4.50%	4.25%	4.00%	4.49%	3.59%	4.31%
Long-Term Rate of Return on Plan Assets	6.50%	6.75%	6.75%	-	-	-
Rates of Increase in Compensation Levels	3.99%	3.99%	4.11%	6.50%	6.35%	6.41%

The Company’s assumed health care cost trend rates are as follows:

For the years ended December 31	2014	2013	2012

Health care cost trend rate for next year	7.00%	7.31%	7.70%
Rate to which the cost trend rate is assumed to decline (ultimate trend rate)	4.59%	4.61%	4.63%
Year that the rate reaches the ultimate trend rate	2024	2026	2025

A one percent change in the assumed health care cost trend rate over the projected period would have the following effects:

	1% Increase	1% Decrease

Effect on total of service and interest cost components	$1	$(1)
Effect on other post-retirement benefit obligations	$8	$(7)

The Company expects to contribute $10 million to its defined benefit pension plans in 2015.  The Company’s OPEB plans are funded on an as required basis.

The following provides an estimate of benefit payments for the next 10 years.  These estimates reflect benefit increases due to continuing employee service.

	Defined Benefit Pension Payments	Other Benefit Payments

2015	$18	$7
2016	18	7
2017	18	8
2018	18	9
2019	18	9
2020 - 2024	90	47

The Company’s defined benefit pension plan assets are presented by investment asset category and input level within the fair value hierarchy as follows:

As at December 31	2014
	Level 1	Level 2	Level 3	Total

Investments:
Cash and Cash Equivalents	$34	$1	$-	$35
Fixed Income - Canadian Bond Funds	-	82	-	82
Equity - Domestic	20	50	-	70
Equity - International	-	64	-	64
Real Estate and Other	1	-	12	13
Fair Value of Plan Assets, End of Year	$55	$197	$12	$264

As at December 31	2013
	Level 1	Level 2	Level 3	Total

Investments:
Cash and Cash Equivalents	$51	$1	$-	$52
Fixed Income - Canadian Bond Funds	-	57	-	57
Equity - Domestic	35	62	-	97
Equity - International	-	71	-	71
Real Estate and Other	1	-	13	14
Fair Value of Plan Assets, End of Year	$87	$191	$13	$291

Fixed income investments consist of Canadian bonds issued by investment grade companies.  Equity investments consist of both domestic and international securities.  The fair values of these securities are based on dealer quotes, quoted market prices, and net asset values as provided by the investment managers.  Real Estate and Other consists mainly of commercial properties and is valued based on a discounted cash flow model.

	Real Estate and Other
As at December 31	2014	2013

Balance, Beginning of Year	$13	$13
Purchases, issuances and settlements
Purchases	-	-
Settlements	-	-
Actual return on plan assets
Relating to assets sold during the reporting period	-	-
Relating to assets still held at the reporting date	(1)	-
Balance, End of Year	$12	$13

The Company’s pension plan assets were invested in the following as at December 31, 2014: 26 percent Domestic Equity (2013 – 39 percent), 24 percent Foreign Equity (2013 – 29 percent), 44 percent Bonds (2013 – 26 percent), and 6 percent Real Estate and Other (2013 – 6 percent).  The expected long-term rate of return is 6.50 percent.  The expected rate of return on pension plan assets is based on historical and projected rates of return for each asset class in the plan investment portfolio. The actual return on plan assets was $26 million (2013 – $40 million). The asset allocation structure is subject to diversification requirements and constraints, which reduce risk by limiting exposure to individual equity investment, credit rating categories and foreign currency exposure.